Intangible Assets	6 Months Ended
Jun. 30, 2021
Disclosure of intangible assets and goodwill [text block] [Abstract]
Intangible assets
7.	Intangible assets

During the six months ended June 30, 2021, the Group acquired intangible assets with a cost of £4.8 million (six months ended June 30, 2020: £0.7 million). In addition, the Group recognised goodwill and other intangible assets on acquisition of subsidiaries with a cost of £128.2 million (six months ended June 30, 2020: £nil). Details of goodwill and other intangible assets recognised on acquisition of subsidiaries are set out in Note 4.

The reconciliation of carrying amount of goodwill is presented in the table below:

Goodwill
£’000
Cost
At December 31, 2020	22,693
Additions	-
Acquisition of subsidiaries	94,135

At June 30, 2021	116,828

Accumulated impairment
At December 31, 2020	-
Impairment loss	-

At June 30, 2021	-

Net book value
At June 30, 2021	116,828
At December 31, 2020	22,693